Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Business Acquisition [Line Items]
Summary of Results of Operations Attributable to Acquisitions
3.	BUSINESS ACQUISITION-continued

The following information summarizes the results of operations attributable to the acquisitions included in the Group’s consolidated statement of operations since the acquisition date:

	For the year ended December 31, 2017
	ZMN Education	Beijing GEDU	Others
	RMB	RMB	RMB
Net revenues	39,867	197,853	114,601
Net (loss)	(59,169)	(74,370)	(13,096)

	For the year ended December 31, 2018
	Shandong Zengyu	Others
	RMB	RMB
Net revenues	8,074	4,495
Net (loss)	(1,362)	(27)

	For the year ended December 31,2019
	Beijing Xiaoze	Xi'an Intest	Dalian Keyuan	Others
	RMB	RMB	RMB	RMB
Net revenues	116,355	61,194	11,697	174,149
Net income (loss)	11,300	(1,740)	758	33,460

ZMN Education
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	21,407
Prepaid expenses and other current assets	13,266
Restricted cash	1,008
Property, plant and equipment, net	9,723	3-5 years
Rental deposits	7,285
Deferred revenue	(208,345)
Account payables	(564)
Accrued expenses and other current liabilities	(32,857)
Loans from third parties	(23,802)
Intangible assets-trademark	32,400	5.4 years
Deferred tax liabilities	(8,100)
Goodwill	324,429
Total	135,850

Beijing GEDU
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	89,437
Inventories	6,620
Prepaid expenses and other current assets	117,333
Restricted cash	14,332
Property, plant and equipment, net	132,844	2-37 years
Deferred tax assets	2,547
Rental deposits	18,381
Accounts payable	(6,197)
Accrued expenses and other current liabilities	(79,167)
Income tax payable	(2,505)
Deferred revenue	(221,484)
Franchise deposits	(7,344)
Intangible assets-trademark	140,000	Indefinite
Intangible assets-relationship with partnership school	5,300	6.4 years
Intangible assets-franchise agreement	4,400	3.4 years
Deferred tax liabilities	(54,164)
Goodwill	323,354
Total	483,687

Other 2017 Acquirees
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition

These transactions were considered business acquisitions and therefore were recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisitions. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	15,824
Inventories	256
Prepaid expenses and other current assets	13,221
Amounts due from related parties	63,194
Property, plant and equipment, net	1,377	3-5 years
Accrued expenses and other current liabilities	(12,388)
Deferred revenue	(85,197)
Intangible assets-student base	27,100	3.5-5.9 years
Deferred tax liabilities	(6,775)
Goodwill	158,158
Total	174,770

Shandong Zengyu
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Prepaid expenses and other current assets	37,169
Property, plant and equipment, net	1,241	3-5 years
Rental deposits	290
Accrued expenses and other current liabilities	(2,219)
Deferred revenue	(35,534)
Intangible assets-student base	6,700	2.2 years
Deferred tax liabilities	(1,675)
Goodwill	71,028
Total	77,000

Other 2018 Acquirees
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition

These transactions were considered business acquisitions and therefore were recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisitions. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	54
Prepaid expenses and other current assets	8,504
Restricted cash	200
Accrued expenses and other current liabilities	(769)
Deferred revenue	(8,704)
Intangible assets-student base	1,100	3.5 years
Deferred tax liabilities	(275)
Goodwill	19,876
Total	19,986

Beijing Xiaoze
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
3.	BUSINESS ACQUISITION-continued

Acquisition of Beijing Xiaoze Education Technology Co., Ltd. (“Beijing Xiaoze”)

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Cash and cash equivalents	20,057
Inventories	1,508
Prepaid expenses and other current assets	52,596
Property, plant and equipment, net	205	3-5 years
Operating lease right-of-use assets	63,652
Accrued expenses and other current liabilities	(1,392)
Deferred revenue	(108,406)
Operating lease liabilities	(58,621)
Intangible assets - trademark	43,700	Indefinite
Deferred tax liabilities	(10,925)
Goodwill	167,626
Total	170,000

Xi'an Intest
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
3.	BUSINESS ACQUISITION-continued

Acquisition of Xi'an Intest Management Consulting Co., Ltd. (“Xi'an Intest”)

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Cash and cash equivalents	22,245
Prepaid expenses and other current assets	47
Rental deposit	464
Property, plant and equipment, net	2,074	3-5 years
Operating lease right-of-use assets	45,269
Accrued expenses and other current liabilities	(6,072)
Deferred revenue	(45,581)
Operating lease liabilities	(41,469)
Intangible assets - student base	15,700	3.5 years
Deferred tax liabilities	(3,925)
Goodwill	124,248
Total	113,000

Dalian Keyuan
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
3.	BUSINESS ACQUISITION-continued

Acquisition of Dalian Keyuan Culture Consulting Co., Ltd. (“Dalian Keyuan”)

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Cash and cash equivalents	8,223
Prepaid expenses and other current assets	64,330
Rental deposit	931
Property, plant and equipment, net	1,204	3-5 years
Operating lease right-of-use assets	37,780
Accrued expenses and other current liabilities	(6,280)
Deferred revenue	(67,415)
Bank borrowing	(4,500)
Operating lease liabilities	(32,333)
Intangible assets - student base	12,600	4.1 years
Deferred tax liabilities	(3,150)
Goodwill	160,560
Total	171,950

Other 2019 Acquirees
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition

These transactions were considered business acquisitions and therefore were recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisitions. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Cash and cash equivalents	14,329
Prepaid expenses and other current assets	105,367
Rental deposits	1,155
Restricted cash	1,951
Property, plant and equipment, net	1,990	3-5 years
Operating lease right-of-use assets	69,970
Accrued expenses and other current liabilities	(6,595)
Deferred revenue	(148,484)
Operating lease liabilities	(62,772)
Intangible assets - student base	8,500	2.6-3.6 years
Deferred tax liabilities	(2,125)
Goodwill	359,671
Total	342,957

ZMN Education, Beijing GEDU and Other 2017 Acquirees
Business Acquisition [Line Items]
Schedule of Unaudited Pro Forma Information

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2016 and 2017 assuming that the acquisition of ZMN Education, Beijing GEDU and Other 2017 Acquirees which were completed in 2017 occurred as of January 1, 2016. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2016	2017
	RMB	RMB
	Unaudited	Unaudited
pro forma net revenues	1,318,811	1,882,032
pro forma net (loss)	(281,853)	(511,354)

Shandong Zengyu and Other 2018 Acquirees
Business Acquisition [Line Items]
Schedule of Unaudited Pro Forma Information

Pro forma information of acquisitions-continued

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2017 and 2018 assuming that the acquisition of Shandong Zengyu and Other 2018 Acquirees which were completed in 2018 occurred as of January 1, 2017. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2017	2018
	RMB	RMB
	Unaudited	Unaudited
pro forma net revenues	1,392,146	2,317,937
pro forma net (loss)	(389,366)	(824,909)

Beijing Xiaoze, Xi'an Intest, Dalian Keyuan and Other 2019 Acquirees
Business Acquisition [Line Items]
Schedule of Unaudited Pro Forma Information

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2018 and 2019 assuming that the acquisition of Beijing Xiaoze, Xi'an Intest, Dalian Keyuan and Other 2019 Acquirees which were completed in 2019 occurred as of January 1, 2018. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2018	2019
	RMB	RMB
	Unaudited	Unaudited
pro forma net revenues	2,928,589	3,481,809
pro forma net (loss)	(836,874)	(516,704)